Pension and other post-retirement benefits - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2020	$ 34,461
2021	34,385
2022	35,383
2023	36,897
2024	37,848
2025-2029	192,648
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2020	7,469
2021	7,867
2022	8,379
2023	8,903
2024	9,361
2025-2029	$ 52,864